Equity Plans and Stock-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of stock option awards
The Company’s stock option awards activity is set forth below:

	Number of Stock Option Awards	Weighted Average Exercise Price	Weighted Average Remaining Contractual term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of January 31, 2021	30,166,792	$0.71	7.3	$1,064,539
Options exercised	(3,292,219)	$0.53
Options forfeited	(452,893)	$0.73
Options expired	(19,963)	$53.22

Outstanding as of July 31, 2021	26,401,717	$0.69	7.0	$606,280

Options vested and expected to vest as of July 31, 2021	25,667,621	$0.69	7.0	$589,470

Exercisable as of July 31, 2021	16,457,228	$0.66	6.3	$378,402

Activity under the Company’s stock option plans is set forth below:

	Number of Stock Option Awards	Weighted Average Exercise Price	Weighted Average Remaining Contractual term (in years)	Aggregate Intrinsic Value
Outstanding as of January 31, 2018	28,955,341	$0.59	7.7	$8,905,754

Granted	8,811,605	$0.57
Exercised	(3,853,935)	$0.35		$(1,364,006)
Cancelled	(2,250,990)	$0.75

Outstanding as of January 31, 2019	31,662,021	$0.6	7.4	$7,456,493
Granted	10,780,372	$0.75
Exercised	(4,830,469)	$0.47		$(3,464,262)
Cancelled	(2,728,460)	$0.83

Outstanding as of January 31, 2020	34,883,464	$0.65	7.3	$19,314,017
Granted	8,912,180	$0.75
Exercised	(11,042,592)	$0.55		$(110,643,446)
Cancelled	(2,585,875)	$0.84

Outstanding as of January 31, 2021	30,167,177	$0.7	7.3	$1,064,538,557

Options vested and expected to vest as of January 31, 2021	27,483,800	$0.69	7.2	$969,997,293

Exercisable as of January 31, 2021	16,591,050	$0.68	6.4	$586,047,442

Summary of Stock Based Compensation Expense
The following sets forth the total stock-based compensation expense for the Company’s stock options (including the CEO Award) and RSU included in the Company’s condensed consolidated statements of operations:

	Three Months Ended July 31,		Six Months Ended July 31,
	2021	2020	2021	2020
	(in thousands)		(in thousands)
Cost of revenue	$2,164	$41	$2,188	$64
Research and development	13,682	454	14,357	757
Sales and marketing	4,169	356	4,767	655
General and administrative	8,278	339	14,558	624

Total stock-based compensation expense	$28,293	$1,190	$35,870	$2,100

The following sets forth the total stock-based compensation expense for the Company’s stock options and restricted common stock included in the Company’s consolidated statements of operations:

	Year Ended January 31,
	2021	2020	2019
	(in thousands)
Cost of revenue	$115	$39	$28
Research and development	1,807	871	419
Sales and marketing	1,501	1,164	541
General and administrative	1,524	863	718

Total stock-based compensation expense	$4,947	$2,937	$1,706

Summary of RSU activity
The Company’s RSU activity is set forth below:

	Number of Shares	Weighted Average Grant Date Fair Value per Share
Outstanding as of January 31, 2021	—	$—
RSU granted	4,680,439	$27.38
RSU vested	(652,901)	$27.30
RSU forfeited	(10,389)	$27.30

Outstanding as of July 31, 2021	4,017,149	$27.40

Summary of fair value measurement inputs and valuation techniques
The weighted-average assumptions in the Black-Scholes option-pricing models used to determine the fair value of stock options granted during the years ended January 31, 2021, 2020, and 2019 were as follows:

	Year Ended January 31,
	2021	2020	2019
Expected volatility	49.1% – 51.6%	40.3% – 40.9%	40.9% – 41.6%
Risk-free interest rate	0.3% – 1.6%	1.4% – 2.4%	2.7% – 2.9%
Dividend rate	0.0%	0.0%	0.0%
Expected term (in years)	5.6 – 5.8	5.0 – 5.9	6.1 – 6.4